Accumulated other comprehensive income (loss), net of tax (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) ¥ in Millions	6 Months Ended
	Sep. 30, 2020 JPY (¥)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ 2,451	[1]
Tax effect	(632)	[2]
Net of tax before allocation to noncontrolling interests	1,819
Net of tax attributable to noncontrolling interests	(104)	[2]
Net of tax attributable to MHFG shareholders	1,715
Accumulated Net Unrealized Investment Gain (Loss) | Gain (Loss) on Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(1,065)	[1]
Tax effect	306	[2]
Net of tax before allocation to noncontrolling interests	(759)
Net of tax attributable to noncontrolling interests	5	[2]
Net of tax attributable to MHFG shareholders	(754)
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(1,004)	[1]
Tax effect	321	[2]
Net of tax before allocation to noncontrolling interests	(683)
Net of tax attributable to noncontrolling interests	11	[2]
Net of tax attributable to MHFG shareholders	(672)
Accumulated Own Credit Risk Adjustment | Other Noninterest Income (Expenses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	4,111	[1]
Tax effect	(1,259)	[2]
Net of tax before allocation to noncontrolling interests	2,852
Net of tax attributable to noncontrolling interests	(120)	[2]
Net of tax attributable to MHFG shareholders	2,732
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net of tax before allocation to noncontrolling interests	409
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member] | Foreign exchange gains (losses)-net
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	409	[1]
Net of tax before allocation to noncontrolling interests	409
Net of tax attributable to MHFG shareholders	¥ 409

[1]	The financial statement line item in which the amounts in the Before tax column are reported in the consolidated statements of income is listed to the right of the table.
[2]	The financial statement line items in which the amounts in the Tax effect and the Net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.